Accrued Liabilities and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 8. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Accrued local taxes	$271,801	$59,719
Advance from employees	49,360	45,787
Payable for construction and improvements	163,400	150,102
Payable for machinery and equipment	57,055	58,327
Accrued payroll	18,302	10,220
Accrued professional fees	60,000	42,000
Other	56,155	140,689
Total	$676,073	$506,844

NOTE 9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued local taxes	$59,719	$39,572
Advance from employees	45,787	30,062
Payable for construction and improvements	150,102	49,650
Payable for machinery and equipment	58,327	50,965
Accrued payroll	10,220	-
Accrued professional fees	42,000	-
Other	140,689	53,949
Total	$506,844	$224,198